Income Taxes (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets (liabilities):
Tax loss carryforward	$ 58,323,950	$ 51,429,074
Intangible assets	(49,935)	(114,161)
Stock based compensation	6,531,784	5,860,272
R&D capitalized	10,134,322	12,467,969
Valuation Allowance	(74,940,121)	(69,643,154)
Net deferred tax assets